Prepayments and Other Current Assets, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 132,881	$ 18,205	¥ 102,161
Addition	8,915	1,221	29,401
Foreign Exchange effect	(1,038)	(142)	(1,319)
Ending balance	142,834	19,568	132,881
Allowance for Credit Losses
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	113,126	15,498	99,943
Addition	677	93	12,243
Amounts written off	(300)	(41)	0
Foreign Exchange effect	1,264	173	940
Ending balance	¥ 114,767	$ 15,723	¥ 113,126